Investment Properties (Tables)	12 Months Ended
Jun. 30, 2023
Investment Properties [Abstract]
Schedule of Investment Properties
	Land – Farms	Buildings and improvements	Opening of area(*)	Total in operation	Construction in progress	2023
At June 30, 2023
Opening balance	741,380	72,371	133,324	947,075	57,305	1,004,380
Acquisitions	272,154	299	6,130	278,583	110,286	388,869
Disposals	(59,400)	(5,541)	(14,018)	(78,959)	(3)	(78,962)
Transfers	-	2,842	54,136	56,978	(66,685)	(9,707)
(-) Depreciation	-	(3,673)	(17,206)	(20,879)	-	(20,879)
Translation gains(losses)	(24,621)	(2,164)	(4,574)	(31,359)	370	(30,989)
Net book balance	929,513	64,134	157,792	1,151,439	101,273	1,252,712

At June 30, 2023
Total cost	929,513	77,161	252,146	1,258,820	101,273	1,360,093
Accumulated depreciation	-	(13,027)	(94,354)	(107,381)	-	(107,381)
Net book balance	929,513	64,134	157,792	1,151,439	101,273	1,252,712

Annual depreciation rates (weighted average) - %		3	5

	Land – Farms	Buildings and improvements	Opening of area(*)	Total in operation	Construction in progress	2022
At June 30, 2022
Opening balance	781,251	66,614	100,781	948,646	48,454	997,100
Acquisitions	1,243	7,849	1,909	11,001	50,077	61,078
Disposals	(55,514)	(7,850)	(15)	(63,379)	(31)	(63,410)
Transfers	-	7,641	38,695	46,336	(46,336)	-
(-) Depreciation	-	(3,153)	(10,249)	(13,402)	-	(13,402)
Translation gains (losses)	14,400	1,270	2,203	17,873	5,141	23,014
Net book balance	741,380	72,371	133,324	947,075	57,305	1,004,380

At June 30, 2022
Total cost	741,380	85,588	221,743	1,049,711	57,305	1,106,016
Accumulated depreciation	-	(13,217)	(88,419)	(101,636)	-	(101,636)
Net book balance	741,380	72,371	133,324	947,075	57,305	1,004,380

Annual depreciation rates (weighted average) - %		3	5
(*)	Improvements made on properties related exclusively to agricultural activity

Schedule of Fair Value of Investment Properties	The table below shows the fair value of investment properties are as follows:
		Hectares				Fair value*		Cost value**
Farm	State	2023	2022	Real estate	Acquisition	2023	2022	2023	2022

Jatobá	Bahia	8,868	13,276	Jaborandi Ltda	Mar-07	304,870	429,713	13,681	28,971
Alto Taquari	Mato Grosso	1,380	1,380	Mogno Ltda	Aug-07	31,035	30,574	17,311	17,273
Araucária	Goiás	-	5,517	Araucária Ltda	Apr-07	-	333,360	-	46,269
Chaparral	Bahia	37,182	37,182	Cajueiro Ltda	Nov-07	1,017,454	796,111	111,266	102,313
Nova Buriti	Minas Gerais	24,212	24,212	Flamboyant Ltda	Dec-07	44,192	49,787	24,295	24,298
Preferência	Bahia	17,799	17,799	Cajueiro Ltda	Sep-08	157,870	136,262	34,411	32,849
São José	Maranhão	17,566	17,566	Ceibo Ltda	Feb-17	475,124	464,248	114,435	114,448
Marangatu y Udra	Boqueron Paraguay	58.722	59,585	Agropecuaria Moroti S/A	Feb-18	500,509	337,786	239,837	263,858
Arrojadinho Farm	Bahia	16,642	16,642	Agrifirma Agro Ltda.	Jan-20	350,363	256,921	125,402	100,808
Rio do Meio Farm	Bahia	5,750	7,715	Agrifirma Agro Ltda.	Jan-20	168,507	201,908	66,263	79,245
Serra Grande Farm	Piaui	4,489	4,489	Imobiliaria Cremaq	Apr-20	82,410	82,558	42,413	42,149
Acres del Sud	Bolivia	9,875	9,875	Acres Del Sud	Feb-21	196,659	189,490	120,436	137,934
Panamby	Mato Grosso	10,844	-	Mogno Ltda.	Sep-22	311,879	-	288,991	-
		213,329	215,238			3,640,872	3,308,718	1,198,741	990,415
(*)	On June 30, 2023, the properties appraised by an independent company. The comparable sales value of investment properties is adjusted considering the specific aspects of each property, where the price per hectare is the most relevant assumption. The fair value presented is considered as level 3 in the fair value hierarchy and there were no reclassifications among levels in the year.
(**)	At June 30, 2023 the cost value of R$1,198,741 (R$990,415 at June 30, 2022) is not comparable to that disclosed in the “Investment properties” note, since the note contemplates leasehold improvements which are not an integral part of the Company’s portfolio of owned farms.
(**)	The cost values presented for the Alto Taquari and Rio do Meio farms include the areas of 1,157 and 852 hectares sold, respectively, on which the Company will continue to operate until the date such areas are delivered (see Note 1 - General information).